Schedule of Notes Payable Related Parties (Details)	6 Months Ended
	Dec. 31, 2025 USD ($) shares
Short-Term Debt [Line Items]
Equivalent Shares | shares	1,835,754
In-Default | $
Chief Executive Officer [Member] | Loan #19 [Member]
Short-Term Debt [Line Items]
Date of Note	Sep. 04, 2024
Maturity Date of Note	Sep. 04, 2027
Interest Rate	15.00%
Conversion Rate	0.0325%	[1]
Equivalent Shares | shares	1,376,338
In-Default | $
Collateral	Unsecured
Chief Revenue Officer [Member] | Loan #28 [Member]
Short-Term Debt [Line Items]
Date of Note	Sep. 04, 2024
Maturity Date of Note	Sep. 04, 2027
Interest Rate	15.00%
Conversion Rate	0.0325%	[1]
Equivalent Shares | shares	459,415
In-Default | $
Collateral	Unsecured

[1]	These convertible notes are convertible at a discount, equal to 65% of the lowest market price